Non-CurrentFinancial Assets (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Non-Current Financial Assets

	December 31,
	2015	2016	2017
	(thousands of Euros)
Deposits	716	824	577
Pledged securities and other non-current financial assets	611	611	1,102
Liquidity contract	1,384	1,310	1,333

Total non-current financial assets	2,711	2,745	3,012